Inventory - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Inventories recognized as expense	$ 686.2	$ 677.5
Inventory write downs	$ 2.7	$ 3.7